Taxes on Income (Details) - Schedule of income before taxes on income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income before taxes on income [Abstract]
Domestic	$ 32,714	$ 25,423	$ 17,806
Foreign	12,550	11,980	14,666
Income before taxes on income	$ 42,264	$ 37,403	$ 32,472